Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Account Value	$ 30,868	$ 32,368	$ 31,558	$ 29,754	$ 28,754	$ 26,084	$ 23,272	$ 24,038	$ 22,156	$ 20,630	$ 19,233	$ 20,157	$ 24,241	$ 25,605	$ 23,393	$ 23,386	$ 21,580	$ 20,356	$ 17,821	$ 16,314	$ 13,374	$ 16,837	$ 15,449	$ 15,253	$ 14,639	$ 12,831	$ 14,934	$ 13,929	$ 13,431	$ 13,513	$ 12,693	$ 12,144	$ 11,782	$ 11,125	$ 10,697	$ 10,261	$ 10,001	$ 9,894	$ 9,305	$ 10,008	$ 10,000
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Account Value	$ 30,868	32,368	31,558	29,754	28,754	26,084	23,272	24,038	22,156	20,630	19,233	20,157	24,241	25,605	23,393	23,386	21,580	20,356	17,821	16,314	13,374	16,837	15,449	15,253	14,639	12,831	14,934	13,929	13,431	13,513	12,693	12,144	11,782	11,125	10,697	10,261	10,001	9,894	9,305	10,008	10,000
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Account Value	$ 26,626	25,132	25,778	23,721	23,861	21,913	20,286	20,537	19,737	19,596	16,950	18,244	19,864	19,544	18,161	18,393	17,716	16,087	14,036	13,634	12,125	16,187	15,115	14,648	14,207	12,878	14,243	13,318	13,256	13,685	12,844	12,245	12,189	11,891	11,037	10,795	10,344	10,000	9,359	10,094	10,000
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Account Value	$ 26,626	$ 25,132	$ 25,778	$ 23,721	$ 23,861	$ 21,913	$ 20,286	$ 20,537	$ 19,737	$ 19,596	$ 16,950	$ 18,244	$ 19,864	$ 19,544	$ 18,161	$ 18,393	$ 17,716	$ 16,087	$ 14,036	$ 13,634	$ 12,125	$ 16,187	$ 15,115	$ 14,648	$ 14,207	$ 12,878	$ 14,243	$ 13,318	$ 13,256	$ 13,685	$ 12,844	$ 12,245	$ 12,189	$ 11,891	$ 11,037	$ 10,795	$ 10,344	$ 10,000	$ 9,359	$ 10,094	$ 10,000